Equity Investments - Equity Investments Roll-forward (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Fair value adjustment of the year	€ (3,600,000)	€ 2,500,000	€ 0
Equity instruments
Disclosure of financial assets [line items]
Balance as at January 1	52,941,000
Balance as at December 31	46,809,000	52,941,000
Fair value adjustment at January 1	2,095,000	(390,000)
Fair value adjustment of the year	(6,132,000)	2,485,000
Fair value adjustment at December 31	(4,037,000)	2,095,000	(390,000)
Equity instruments | Gross amount before fair value adjustment.
Disclosure of financial assets [line items]
Balance as at January 1	50,845,000	13,965,000
Acquisition of the year		36,880,000
Balance as at December 31	€ 50,845,000	€ 50,845,000	€ 13,965,000